Liquidity And Going Concern (Details Narrative) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (1,562)		$ (4,494)	$ (3,656)	$ (8,784)	$ (20,869)	$ (19,259)
Net cash used in operating activities	(877)		(2,775)	(2,550)	(6,126)	(10,297)	(14,060)
Net working capital	(4,200)			(4,200)		(2,100)
Accumulated deficit	(395,986)			(395,986)		(392,292)	(371,423)
Proceeds from the sale of convertible promissory note				1,640
Proceeds from issuance of short term notes				230
Cash, cash equivalents and available for sale securities	63			63		1,500
Net proceeds from debt financings	$ 565		$ 0	$ 1,865	$ 0	5,294	$ 1,000
Debt obligations due in 2019						$ 2,400
Subsequent Event [Member]
Net proceeds from debt financings		$ 1,300